UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: June 30, 2005.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Eric Barlow
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Eric Barlow     Salt Lake City, Utah     July 6, 2005



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       71
Form 13F Information Table Value Total:	      364,496,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Berkshire Hathaway      B       084670207      15,473     5,559   Sole   None
Fortune Brands                  349631101      14,989   168,795   Sole   None
ConocoPhillips                  20825C104      13,670   237,774   Sole   None
Walgreen Company                931422109      13,254   288,185   Sole   None
Johnson & Johnson               478160104      12,800   196,926   Sole   None
PepsiCo, Inc.                   713448108      12,488   231,563   Sole   None
Intuit                          461202103      12,419   275,311   Sole   None
Cendant                         151313103      12,151   543,169   Sole   None
Yum Brands Inc.                 895953107      11,428   219,431   Sole   None
Pfizer, Inc                     717081103      11,190   405,737   Sole   None
Home Depot                      437076102      10,991   282,539   Sole   None
Ace Ltd.                        004644100      10,689   238,320   Sole   None
Triad Hospitals                 89579K109      10,411   190,543   Sole   None
American Standard               029712106       9,844   234,823   Sole   None
United Technologies             913017109       9,738   189,630   Sole   None
Devon Energy Corp               25179M103       9,095   179,455   Sole   None
Medtronic Inc.                  585055106       8,854   170,952   Sole   None
Microsoft Corp.                 594918104       8,323   335,060   Sole   None
Idexx Laboratories, Inc.	45168D104 	8,197	131,502	  Sole   None
Health Mgmt Assoc               421933102       7,982   304,898   Sole   None
GTECH Holdings Corp             400518106       7,747   264,935   Sole   None
First Data                      319963104       7,664   190,919   Sole   None
Alliant Techsystems Inc.        018804104       7,610   107,790   Sole   None
Symantec Corp.                  871503108       7,607   349,898   Sole   None
AutoZone			053332102	7,330	 79,279   Sole   None
General Electric                369604103       7,030   202,885   Sole   None
Estee Lauder Company            518439104       7,012   179,205   Sole   None
Total SA ADR                    89151E109       6,857    58,683   Sole   None
Sysco Corporation               871829107       6,128   169,322   Sole   None
Wells Fargo & Co.               949746101       6,117    99,341   Sole   None
Alberto Culver Co.              013068101       6,032   139,204   Sole   None
Comcast Corp.           A       200300200       5,998   200,251   Sole   None
BP plc				055622104 	5,966	 95,635   Sole   None
Danaher Corp			235851102	5,773	110,296	  Sole   None
Costco Wholesale Corp.          22160K105       5,668   126,724   Sole   None
Newfield Expl Co		651290108	4,632	116,125   Sole   None
Berkshire Hathaway      A       084670108       2,756        33   Sole   None
Coach Inc.                      189754104       2,392    71,258   Sole   None
Ball Corp                       058498106       1,849    51,422   Sole   None
Energizer Holdings Inc.         29266R108       1,744    28,048   Sole   None
Patterson Companies	        703412106       1,454    32,255   Sole   None
Apache Corp			037411105	1,411	 21,840   Sole   None
RenaissanceRe Hldg.             G7496G103       1,380    28,019   Sole   None
Advance Auto Parts              00751Y106       1,370    21,225   Sole   None
Meritage Corp.                  59001A102       1,318    16,580   Sole   None
Pepsi Bottling Group            713409100       1,305    45,629   Sole   None
Carbo Ceramics			140781105	1,305    16,522   Sole   None
Berry Petroleum			085789105	1,141	 21,575   Sole   None
Donaldson Inc.			257651109	1,135	 37,419	  Sole	 None
Sunrise Assisted Living         86768K106       1,104    20,450   Sole   None
Varian Medical Systems Inc.     92220P105         872    23,365   Sole   None
Willis Group Holding		G96655108	  867	 26,486   Sole   None
Thor Industries Inc.            885160101         832    26,463   Sole   None
Middleby Corp.			596278101	  802	 15,175	  Sole   None
Mine Safety Appliances Co.	602720104	  794	 17,192   Sole   None
Ceradyne, Inc.			156710105	  780	 32,425   Sole   None
Biomet, Inc                     090613100         755    21,791   Sole   None
Encore Acquisition Co.          29255W100         745    18,166   Sole   None
Pulte Homes Inc.                745867101         740     8,781   Sole   None
SFBC Intl			784121105	  710	 18,374   Sole   None
American Healthways             02649V104         668    15,812   Sole   None
Cognizant Tech Solutions Crp.	192446102	  647  	 13,728   Sole   None
Mohawk Industries               608190104         557     6,747   Sole   None
Best Buy Inc.			086516101	  546	  7,960   Sole	 None
Gilead Sciences                 375558103         537    12,201   Sole   None
Panera Bread Company            69840W108         503     8,102   Sole   None
Resources Connection Inc.	76122q105	  499	 21,470   Sole   None
Bed Bath & Beyond		075896100	  476	 11,400   Sole   None
Bio-Reference Lab Inc.          09057G602         469    33,804   Sole   None
Fastenal			311900104 	  461	  7,525   Sole   None
Zebra Technologies Corp.	989207105	  419     9,577   Sole   None

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